Share-Based Compensation - Non-Employee Awards - Equity classified (Details) - FREYR AS kr / shares in Units, $ / shares in Units, kr in Thousands, $ in Thousands									1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 16, 2021 kr / shares shares	Oct. 06, 2020 kr / shares	Sep. 01, 2020 kr / shares shares	Jul. 08, 2020 kr / shares shares	May 20, 2019 kr / shares shares	Mar. 01, 2019 shares	Nov. 01, 2018 shares	Oct. 15, 2018 shares	Dec. 31, 2020 USD ($) kr / shares shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2021 USD ($) kr / shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) kr / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2020 NOK (kr)	Oct. 06, 2020 $ / shares	Sep. 25, 2020 kr / shares	Jul. 08, 2020 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Share-based compensation expense | $										$ 4,617		$ 535		$ 192
Nonemployee Awards
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Warrants granted	2,308,526
Weighted average exercise price (NOK)
Warrants granted | kr / shares	kr 0.01
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Compensation expense | $										$ 0		427
Unrecognized compensation expense related to non-vested stock-based compensation arrangements | $									$ 183			$ 183	$ 183
Period over which unrecognized compensation expense expected to be recognized												1 year
Nonemployee Awards | EDGE
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Grant date fair value per warrant | $ / shares																$ 0.07		$ 0.05
Expected option term (years)		2 years 9 months 18 days		4 years
Expected volatility		43.10%		43.29%
Expected dividend yield		0.00%		0.00%
Risk-free interest rate		(0.71%)		(0.65%)
Number of Founders												2
Percentage of shares on total outstanding shares owned by Founders												14.50%
Agreed sale price | kr / shares													$ 0.01
Number of shares sold					18,550,858
Sale price per share | kr / shares					kr 0.10
Share-based compensation expense | $														$ 192
Nonemployee Awards | Warrants
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Warrants outstanding at beginning of period										12,154,303
Warrants granted												12,154,303
Warrants outstanding at end of period									12,154,303			12,154,303
Warrants exercisable at end of year												9,595,374
Weighted average exercise price (NOK)
Warrants outstanding at beginning of period | kr / shares											kr 1.57
Warrants granted | kr / shares													1.57
Warrants outstanding at end of period | kr / shares									$ 1.57				1.57
Warrants exercisable at end of year | kr / shares													1.49
Weighted average remaining contractual life (years)
Warrants outstanding at end of year												3 years 9 months 21 days
Warrants exercisable at end of year												3 years 6 months 21 days
Aggregate intrinsic value
Warrants outstanding at end of year | kr															kr 11,724
Warrants exercisable at end of year | kr															kr 9,340
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Compensation expense | $												$ 535
Nonemployee Awards | Warrants | EDGE
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Warrants outstanding at beginning of period										12,154,303
Warrants granted										0
Warrants outstanding at end of period									12,154,303	12,154,303		12,154,303
Warrants exercisable at end of year										10,235,110
Weighted average exercise price (NOK)
Warrants outstanding at beginning of period | kr / shares											1.57
Warrants granted | kr / shares											0
Warrants outstanding at end of period | kr / shares									$ 1.57		1.57		$ 1.57
Warrants exercisable at end of year | kr / shares											kr 1.52
Weighted average remaining contractual life (years)
Warrants outstanding at end of year										3 years 6 months 21 days		3 years 9 months 21 days
Warrants exercisable at end of year										3 years 4 months 17 days
Aggregate intrinsic value
Warrants outstanding at end of year | $									$ 11,724	$ 16,012	kr 16,012	$ 11,724	$ 11,724
Warrants exercisable at end of year | $										13,547	13,547
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Grant date fair value per warrant | $ / shares																$ 0.07		$ 0.05
Expected option term (years)		2 years 9 months 18 days		4 years
Expected volatility		43.10%		43.29%
Expected dividend yield		0.00%		0.00%
Risk-free interest rate		(0.71%)		(0.65%)
Compensation expense | $										46
Unrecognized compensation expense related to non-vested stock-based compensation arrangements | $										$ 137	kr 137
Period over which unrecognized compensation expense expected to be recognized										9 months
2018 EDGE Agreement | Nonemployee Awards | EDGE
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of options to be issued on total outstanding shares								2.00%
Percentage of options to be issued on total outstanding shares upon completion of debt or equity transactions								5.00%
Number of options issued								0
New 2018 EDGE Agreement | Nonemployee Awards | EDGE
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of options to be issued on total outstanding shares							12.50%
Number of options issued							0
2019 EDGE Agreement | Nonemployee Awards | EDGE
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of warrants to be issued on total outstanding shares						6.50%
Number of warrants agreed to be issued				8,315,902		8,315,902												8,315,902
Number of shares subscribed for each warrant				1
Subscription price | kr / shares				kr 1.44
2019 EDGE Agreement | Nonemployee Awards | Warrants | EDGE
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of warrants to be issued on total outstanding shares						6.50%
Number of warrants agreed to be issued				8,315,902		8,315,902												8,315,902
Number of shares subscribed for each warrant				1
Subscription price | kr / shares				kr 1.44
2020 EDGE Agreement | Nonemployee Awards | EDGE
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants vesting period			18 months
Number of warrants agreed to be issued			3,838,401
Number of shares subscribed for each warrant			1
Subscription price | kr / shares			kr 1.50														kr 1.85
2020 EDGE Agreement | Nonemployee Awards | Warrants | EDGE
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants vesting period			18 months
Number of warrants agreed to be issued			3,838,401
Number of shares subscribed for each warrant			1
Subscription price | kr / shares		kr 1.85	kr 1.50